Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal				$ 61
State	1,600	$ 1,600	1,600	2,400
Foreign	1,652	1,633	1,651	1,662
Total	$ 3,252	$ 3,233	$ 3,251	$ 4,123